OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Other receivables

(in thousands of $)	2017	2016
Agent receivables	4,794	2,070
Advances	664	486
Claims receivables	1,819	420
Other receivables	18,160	8,011
	25,437	10,987